S-K 1604(c) De-SPAC Dilution	Sep. 08, 2025 $ / shares shares
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	9,675,386
De-SPAC, Net Tangible Book Value, Per Share	$ 1.34
De-SPAC, Net Tangible Book Value, Adjusted, Per Share	1.57
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	9.93
No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share	$ 0.23
Webull Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	9,675,386